Document and Entity Information	6 Months Ended
Jun. 30, 2026
Document Type	6-K
Entity Central Index Key	0001534248
Document Period End Date	Jun. 30, 2026
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	Q2
Amendment Flag	false
Entity File Number	001-38807
Entity Registrant Name	CHEMOMAB THERAPEUTICS LTD.
Entity Address, Address Line One	10 Habarzel Street
Entity Address, Address Line Two	Building C, 10th Floor
Entity Address, City or Town	Tel-Aviv
Entity Address, Country	IL